Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Cash and cash equivalent		$ 474,544	$ 286,184	$ 147,153	$ 131,123
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent	[1]	89,814	467
Short-term deposits and restricted cash	[1]	0	352,150
Trade receivables and other receivables	[1]	14,860	9,108
Other payables	[1]	(424)	0
Loans and Other Liabilities
In US dollar or linked thereto	[1]	(27,587)	(157,449)
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent		89,814	467
Short-term deposits and restricted cash		0	352,150
Trade receivables and other receivables		14,860	9,108
Other payables		(424)	0
Loans and Other Liabilities
In US dollar or linked thereto		$ (27,587)	$ (157,449)

[1]	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).